Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019
Loans:
Loans in the form of interest-bearing securities	kr 54,257		kr 46,578
Loans to credit institutions	22,145		20,775
Loans to the public	207,737		180,288
Cash collateral under the security agreements for derivative contracts	(10,691)		(10,417)
Total lending portfolio	273,448		237,224
Liquidity investments:
Cash and cash equivalents	4,060	[1]	11,128	[1]	kr 3,362		kr 1,362
Treasuries/government bonds	15,048		10,872
Other interest-bearing securities except loans	57,144		45,881
Total liquidity investments	76,252		67,881
issued by public authorities	kr 19,014		kr 16,584

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.